Label		Element	Value
Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that track the performance of the CEMP International High Dividend 100 Volatility Weighted Index before fees and expenses.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is available for the Fund at this time.

Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP International High Dividend 100 Volatility Weighted Index (the "Index").

The Index is an unmanaged index created by the Fund's investment adviser consisting of the common stock of the 100 highest dividend yielding stocks of the CEMP International 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest foreign companies by market capitalization measured at the time the Index's constituent securities are determined. The Index may include fewer than 100 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20%.

To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company's annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index considers foreign companies to be those that are headquartered in a developed country (excluding the U.S. and emerging markets) and whose stock trade on an exchange in a developed country. Emerging market countries are generally those with a less-developed economy and per capita income significantly lower than the U.S. or other developed countries.

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a "sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•  Dividend Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

•  ETF Structure Risks. The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

°  Not Individually Redeemable. The Fund's Shares ("Shares") are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

°  Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.

°  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

°  International Closed Market Trading Risk. Many of the Fund's underlying securities trade on foreign exchanges that are closed when the Exchange (as defined below) is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause Shares to trade at a premium or discount to NAV.

°  Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

•  Foreign Investment Risks.

°  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

°  Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•  Limited History of Operations. The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

•  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•  Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

•  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

•  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. If used, representative sampling may cause the Fund's tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Risk Lose Money [Text]		rr_RiskLoseMoney	Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

No performance information is presented since the Fund has not yet had a full calendar year of performance. Performance data for the Fund will be available online at www.CompassEMPFunds.com or by calling 1-866-376-7890. A fund's performance is not necessarily an indication of how that fund will perform in the future.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	No performance information is presented since the Fund has not yet had a full calendar year of performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-376-7890
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.CompassEMPFunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	A fund's performance is not necessarily an indication of how that fund will perform in the future.
Compass EMP International High Dividend 100 Volatility Weighted Index ETF | Compass EMP International High Dividend 100 Volatility Weighted Index ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Less Fee Waivers and Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 297

[1]	Estimated for the current fiscal year.
[2]	Victory Capital Management Inc. (the "Adviser") has contractually agreed through June 30, 2017 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.45%. This agreement may only be terminated by the Fund's Board of Trustees.